SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Reconciliation of Assets from Segment to Consolidated

	December 31, 2020
(in thousands of $)	FSRU(1)	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	229,530	55,204	104,271	—	389,005	(104,271)	284,734
Vessel operating expenses	(38,570)	(17,939)	(22,701)	—	(79,210)	22,701	(56,509)
Voyage and commission expenses	(4,613)	(3,373)	—	—	(7,986)	—	(7,986)
Administrative expenses(5)	(9,594)	(5,773)	(1,408)	—	(16,775)	1,408	(15,367)
Amount invoiced under sales-type lease(6)	18,300	—	—	—	18,300	(18,300)	—
Adjusted EBITDA	195,053	28,119	80,162	—	303,334	(98,462)	204,872
Balance sheet:
Total assets (7)	1,033,742	486,214	185,562	322,143	2,027,661	—	2,027,661
Other segmental financial information:
Capital expenditure(7)	(2,902)	(1,242)	—	—	(4,144)	—	(4,144)

	December 31, 2019
(in thousands of $)	FSRU(1)	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	240,695	58,957	104,073	—	403,725	(104,073)	299,652
Vessel operating expenses	(40,978)	(19,980)	(23,042)	—	(84,000)	23,042	(60,958)
Voyage and commission expenses	(4,467)	(3,181)	(230)	—	(7,878)	230	(7,648)
Administrative expenses(5)	(8,090)	(5,322)	(1,093)	—	(14,505)	1,093	(13,412)
Amount invoiced under sales-type lease(6)	11,500	—	—	—	11,500	(11,500)	—
Adjusted EBITDA	198,660	30,474	79,708	—	308,842	(91,208)	217,634
Balance sheet:
Total assets (7)	1,079,369	510,558	193,270	322,415	2,105,612	—	2,105,612
Other segmental financial information:
Capital expenditure(7)	(13,465)	(15)	—	—	(13,480)	—	(13,480)

	December 31, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	294,889	51,761	49,754	—	396,404	(49,754)	346,650
Vessel operating expenses	(42,736)	(22,511)	(9,834)	—	(75,081)	9,834	(65,247)
Voyage and commission expenses	(7,138)	(4,084)	(434)	—	(11,656)	434	(11,222)
Administrative expenses(5)	(9,384)	(5,425)	(1,306)	—	(16,115)	1,306	(14,809)
Adjusted EBITDA	235,631	19,741	38,180	—	293,552	(38,180)	255,372
Balance sheet:
Total assets (7)	1,115,663	534,805	206,180	384,169	2,240,817	—	2,240,817
Other segmental financial information:
Capital expenditure (7)	(28,307)	(13,894)	—	—	(42,201)	—	(42,201)
(1) Includes revenue relating to operating and service contracts, that is a non-lease component of sales-type leases recognized on a straight line basis over the contract term.
(2) Relates to the effective share of revenues, expenses and Adjusted EBITDA attributable to our 50% ownership of the Hilli Common Units which we acquired in July 2018 (see note 10). The earnings attributable to our investment in Hilli LLC are reported in the equity in net earnings of affiliate on the consolidated statement of operations.
(3) Relates to assets not allocated to a segment, but included to reflect the total assets in the consolidated balance sheets.
(4) Eliminations reverse the effective earnings attributable to our 50% ownership of the Hilli Common Units and the amounts invoiced under the sales-type lease. There are no transactions between reportable segments.
(5) Indirect administrative expenses are allocated to the FSRU and LNG carrier segments based on the number of vessels while administrative expenses for FLNG relate to our effective share of expenses attributable to our 50% ownership of the Hilli Common Units.
(6) This represents the actual invoiced amounts on the Golar Freeze sales-type lease. As the income generated from the Golar Freeze sales-type lease is not reflected in our total operating revenues, we have included the amounts invoiced under the lease in arriving at our FSRU Adjusted EBITDA to enable comparability with the rest of our FSRU segment's charters.
(7) Total assets and capital expenditure by segment refers to our principal assets and capital expenditure relating to our vessels, including the net investment in leased vessel.
Reconciliation of Revenue from Segments to Consolidated

	December 31, 2020
(in thousands of $)	FSRU(1)	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	229,530	55,204	104,271	—	389,005	(104,271)	284,734
Vessel operating expenses	(38,570)	(17,939)	(22,701)	—	(79,210)	22,701	(56,509)
Voyage and commission expenses	(4,613)	(3,373)	—	—	(7,986)	—	(7,986)
Administrative expenses(5)	(9,594)	(5,773)	(1,408)	—	(16,775)	1,408	(15,367)
Amount invoiced under sales-type lease(6)	18,300	—	—	—	18,300	(18,300)	—
Adjusted EBITDA	195,053	28,119	80,162	—	303,334	(98,462)	204,872
Balance sheet:
Total assets (7)	1,033,742	486,214	185,562	322,143	2,027,661	—	2,027,661
Other segmental financial information:
Capital expenditure(7)	(2,902)	(1,242)	—	—	(4,144)	—	(4,144)

	December 31, 2019
(in thousands of $)	FSRU(1)	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	240,695	58,957	104,073	—	403,725	(104,073)	299,652
Vessel operating expenses	(40,978)	(19,980)	(23,042)	—	(84,000)	23,042	(60,958)
Voyage and commission expenses	(4,467)	(3,181)	(230)	—	(7,878)	230	(7,648)
Administrative expenses(5)	(8,090)	(5,322)	(1,093)	—	(14,505)	1,093	(13,412)
Amount invoiced under sales-type lease(6)	11,500	—	—	—	11,500	(11,500)	—
Adjusted EBITDA	198,660	30,474	79,708	—	308,842	(91,208)	217,634
Balance sheet:
Total assets (7)	1,079,369	510,558	193,270	322,415	2,105,612	—	2,105,612
Other segmental financial information:
Capital expenditure(7)	(13,465)	(15)	—	—	(13,480)	—	(13,480)

	December 31, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	294,889	51,761	49,754	—	396,404	(49,754)	346,650
Vessel operating expenses	(42,736)	(22,511)	(9,834)	—	(75,081)	9,834	(65,247)
Voyage and commission expenses	(7,138)	(4,084)	(434)	—	(11,656)	434	(11,222)
Administrative expenses(5)	(9,384)	(5,425)	(1,306)	—	(16,115)	1,306	(14,809)
Adjusted EBITDA	235,631	19,741	38,180	—	293,552	(38,180)	255,372
Balance sheet:
Total assets (7)	1,115,663	534,805	206,180	384,169	2,240,817	—	2,240,817
Other segmental financial information:
Capital expenditure (7)	(28,307)	(13,894)	—	—	(42,201)	—	(42,201)
(1) Includes revenue relating to operating and service contracts, that is a non-lease component of sales-type leases recognized on a straight line basis over the contract term.
(2) Relates to the effective share of revenues, expenses and Adjusted EBITDA attributable to our 50% ownership of the Hilli Common Units which we acquired in July 2018 (see note 10). The earnings attributable to our investment in Hilli LLC are reported in the equity in net earnings of affiliate on the consolidated statement of operations.
(3) Relates to assets not allocated to a segment, but included to reflect the total assets in the consolidated balance sheets.
(4) Eliminations reverse the effective earnings attributable to our 50% ownership of the Hilli Common Units and the amounts invoiced under the sales-type lease. There are no transactions between reportable segments.
(5) Indirect administrative expenses are allocated to the FSRU and LNG carrier segments based on the number of vessels while administrative expenses for FLNG relate to our effective share of expenses attributable to our 50% ownership of the Hilli Common Units.
(6) This represents the actual invoiced amounts on the Golar Freeze sales-type lease. As the income generated from the Golar Freeze sales-type lease is not reflected in our total operating revenues, we have included the amounts invoiced under the lease in arriving at our FSRU Adjusted EBITDA to enable comparability with the rest of our FSRU segment's charters.
(7) Total assets and capital expenditure by segment refers to our principal assets and capital expenditure relating to our vessels, including the net investment in leased vessel.
Revenue by Major Customer
For the years ended December 31, 2020, 2019 and 2018, revenues from each of the following customers accounted for over 10% of our total consolidated operating revenues:

(in thousands of $)	Segment	2020		2019		2018
PTNR	FSRU	68,196	24%	68,089	23%	68,474	17%
Petrobras	FSRU	64,841	23%	64,368	21%	63,098	16%
Jordan	FSRU	55,639	20%	57,535	19%	57,337	14%
KNPC	FSRU	32,708	11%	40,379	13%	48,093	12%
Dubai Supply Authority	FSRU	—	—	—	—%	56,823	14%

Revenues and Fixed Assets with Respect to Geographical Area
The following geographical data presents our consolidated reporting information: revenues from customers and fixed assets with respect only to our FSRUs, while operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries:

Revenues (in thousands of $)	2020	2019	2018
Indonesia	68,196	68,089	68,474
Brazil	64,841	64,368	63,098
Jordan	55,639	57,535	57,337
Kuwait	32,708	40,379	48,093
United Arab Emirates	—	—	56,823

Fixed assets (in thousands of $)	2020	2019
Jordan	247,776	254,881
Kuwait	257,498	262,530
Brazil	194,129	203,889
Indonesia	134,940	149,247